Retailing Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.14%	14.12%		13.62%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.72%	9.23%		7.27%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.72%	8.33%		6.81%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.12%	6.92%		5.70%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.10%	8.99%		7.57%